Annual Total Returns [BarChart] - Brighthouse/Artisan Mid Cap Value Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	6.76%
Annual Return 2012	11.86%
Annual Return 2013	36.85%
Annual Return 2014	1.93%
Annual Return 2015	(9.44%)
Annual Return 2016	22.96%
Annual Return 2017	12.82%
Annual Return 2018	(13.20%)
Annual Return 2019	23.75%
Annual Return 2020	6.25%